ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Payroll and welfare payable	78,263	80,490	11,707
Taxes payable	8,995	6,778	986
Interest payable	1,608	1,605	233
Accrued other operating expenses	41,553	54,223	7,886
Accrual for purchase of property and equipment	9,241	8,298	1,207
Payable for acquisition consideration	25,626	—	—
Others	5,813	8,488	1,235

	171,099	159,882	23,254